ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2018
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Property and Equipment Estimated Useful Lives

Leasehold improvements	lesser of 10 years, remaining lease term, or estimated useful life of the asset
Molds and tooling	3 - 5 years
Furniture and equipment	3 - 7 years
Computers and software	3 - 7 years